UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 57.0%
$1,000,000	Angel Oak Mortgage Trust LLC 2017-1 6.434%, 1/25/2047[1,2,3]	$1,015,558
1,300,000	Ares XXXVII CLO Ltd. 7.823%, 10/15/2026[1,2,3]	1,310,446
1,000,000	Bellemeade Re II Ltd. 7.482%, 4/25/2026[1,2,3]	1,015,870
500,000	Bellemeade Re Ltd. 7.282%, 7/25/2025[1,2,3]	510,810
1,500,000	CAN Capital Funding LLC 4.257%, 4/15/2020[1,3]	1,159,343
2,556,279	CHL Mortgage Pass-Through Trust 2005-3 1.602%, 4/25/2035[1,2]	2,041,262
1,084,194	Countrywide Asset-Backed Certificates 1.882%, 5/25/2032[1,2]	1,000,686
1,300,000	Covenant Credit Partners CLO II Ltd. 4.673%, 10/17/2026[1,2,3]	1,293,570
1,384,479	Credit Suisse First Boston Mortgage Securities Corp. 1.632%, 2/25/2032[1,2]	1,384,972
131,399	Credit-Based Asset Servicing and Securitization LLC 3.776%, 6/25/2035[1,2]	133,247
1,294,000	Cutwater 2015-I Ltd. 4.923%, 7/15/2027[1,2,3]	1,298,919
307,132	CWABS, Inc. Asset-Backed Certificates Series 2004-1 1.542%, 4/25/2034[1,2]	265,809
1,000,000	Exeter Automobile Receivables Trust 2016-1 8.200%, 2/15/2023[1,3]	1,066,317
1,000,000	Exeter Automobile Receivables Trust 2016-3 6.400%, 7/17/2023[1,3]	1,025,570
	Fannie Mae Connecticut Avenue Securities
904,495	5.282%, 2/25/2025[1,2]	960,802
1,000,000	6.682%, 4/25/2028[1,2]	1,132,430
1,398,863	7.732%, 8/25/2028[1,2]	1,658,817
485,207	Finance America Mortgage Loan Trust 2004-2 1.882%, 8/25/2034[1,2]	476,937
1,000,000	First Investors Auto Owner Trust 2016-2 5.750%, 9/15/2023[1,3]	1,000,601
1,500,000	FirstKey Lending 2015-SFR1 Trust 4.796%, 3/9/2047[1,2,3]	1,419,784
250,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[1,3]	255,824
	Freddie Mac Structured Agency Credit Risk Debt Notes
985,023	11.732%, 3/25/2025[1,2]	1,242,605
1,496,971	10.182%, 10/25/2027[1,2]	1,906,697
499,660	8.532%, 12/25/2027[1,2]	563,956

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$3,900,000	GSRPM Mortgage Loan Trust Series 2004-1 3.482%, 9/25/2042[1,2,3]	$4,165,917
	Invitation Homes 2014-SFR1 Trust
171,314	3.043%, 6/17/2031[1,2,3]	171,435
281,909	4.693%, 6/17/2031[1,2,3]	282,407
500,000	Invitation Homes 2014-SFR2 Trust 4.943%, 9/17/2031[2,3]	501,762
500,000	Invitation Homes 2015-SFR1 Trust 5.243%, 3/17/2032[1,2,3]	503,528
1,000,000	Invitation Homes 2015-SFR3 Trust 5.693%, 8/17/2032[1,2,3]	1,021,629
500,000	Lendmark Funding Trust 2016-A 6.640%, 4/21/2025[1,3]	512,548
250,000	Mariner Finance Issuance Trust 2017-A 6.730%, 2/20/2029[1,3]	253,054
1,885,487	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 2.841%, 6/25/2035[1,2]	1,331,814
870,000	Nationstar HECM Loan Trust 2015-2A 4.115%, 11/25/2025[1,3]	871,087
500,000	Nationstar HECM Loan Trust 2016-2 6.535%, 6/25/2026[1,3]	525,152
350,000	Nationstar HECM Loan Trust 2016-3 5.682%, 8/25/2026[1,3]	354,970
260,000	OneMain Financial Issuance Trust 2014-2 5.310%, 9/18/2024[1,3]	261,609
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[1,3]	771,312
1,000,000	OneMain Financial Issuance Trust 2015-2 5.640%, 7/18/2025[1,3]	1,004,886
255,173	Option One Mortgage Accep Corp. Asset Back Certs Ser 2003-4 3.457%, 7/25/2033[1,2]	251,323
147,000	Progress Residential 2016-SFR1 Trust 4.793%, 9/17/2033[2,3]	150,685
1,174,888	RESI Finance LP 2.258%, 9/10/2035[1,2,3]	1,016,171
1,044,574	RESI Finance LP 2003-CB1 2.508%, 6/10/2035[1,2,3]	940,116
1,000,000	Sound Point Clo XII Ltd. 7.430%, 10/20/2028[1,2,3]	1,003,133
513,302	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[1,2]	562,273
1,000,000	Springleaf Funding Trust 2015-A 6.310%, 11/15/2024[1,3]	1,013,569
1,500,000	Steele Creek CLO 2014-1 Ltd. 4.452%, 8/21/2026[1,2,3]	1,499,732

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$991,446	VOLT XXXIII LLC 4.250%, 3/25/2055[1,2,3]	$994,037
318,715	Wells Fargo Mortgage Backed Securities 2004-X Trust 3.038%, 11/25/2034[1,2]	315,377

	TOTAL ASSET-BACKED SECURITIES (Cost $43,528,248)	45,420,358

	COLLATERALIZED MORTGAGE OBLIGATIONS – 37.3%
	ABN Amro Mortgage Corp.
601,833	5.677%, 12/25/2033[1,2]	575,418
202,340	5.677%, 12/25/2033[1,2]	168,764
894,026	Adjustable Rate Mortgage Trust 2005-8 1.642%, 11/25/2035[1,2]	831,016
12,224,524	Alternative Loan Trust 2005-62 1.938%, 12/25/2035[1,2,4]	572,589
337,056	Banc of America Alternative Loan Trust 2004-7 5.355%, 8/25/2019[1,2]	285,451
305,929	Banc of America Funding 2005-B Trust 3.433%, 4/20/2035[1,2]	285,378
127,289	Banc of America Mortgage 2003-C Trust 3.576%, 4/25/2033[1,2]	98,073
423,532	Banc of America Mortgage 2003-D Trust 3.381%, 5/25/2033[1,2]	367,820
562,015	Banc of America Mortgage 2003-J Trust 3.537%, 11/25/2033[1,2]	562,564
1,426,861	Bayview Commercial Asset Trust 2005-1 1.412%, 4/25/2035[1,2,3]	1,246,804
1,045,137	Bayview Commercial Asset Trust 2005-2 1.462%, 8/25/2035[1,2,3]	896,264
	Bayview Commercial Asset Trust 2005-3
675,847	1.472%, 11/25/2035[1,2,3]	582,847
996,184	1.492%, 11/25/2035[1,2,3]	847,177
293,062	1.582%, 11/25/2035[1,2,3]	250,434
	Bayview Commercial Asset Trust 2006-1
265,816	1.362%, 4/25/2036[1,2,3]	227,112
841,572	1.382%, 4/25/2036[1,2,3]	719,831
1,366,365	1.402%, 4/25/2036[1,2,3]	1,167,205
217,908	Bayview Commercial Asset Trust 2006-2 1.312%, 7/25/2036[1,2,3]	180,035
2,313,313	Bear Stearns ARM Trust 2004-10 3.568%, 1/25/2035[1,2]	1,136,749
	Bear Stearns Asset Backed Securities Trust 2003-AC6
276,349	3.632%, 11/25/2033[1,2]	242,563
549,912	6.232%, 11/25/2033[1,2]	434,698

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[1]	$32,842
407,864	Chase Mortgage Trust 2016-1 3.750%, 4/25/2045[1,2,3]	380,334
368,131	Chase Mortgage Trust 2016-2 3.750%, 12/25/2045[1,2,3]	343,890
129,125	CHL Mortgage Pass-Through Trust 2002-32 5.937%, 1/25/2033[1,2]	106,275
265,480	CHL Mortgage Pass-Through Trust 2003-58 3.319%, 2/19/2034[1,2]	231,765
1,789,044	CHL Mortgage Pass-Through Trust 2004-7 3.049%, 6/25/2034[1,2]	1,639,174
1,830,164	CHL Mortgage Pass-Through Trust 2004-HYB3 2.904%, 6/20/2034[1,2]	1,597,999
24,842,229	CHL Mortgage Pass-Through Trust 2005-3 1.653%, 4/25/2035[1,2,4]	1,260,644
539,680	Citigroup Mortgage Loan Trust, Inc. 3.336%, 3/25/2034[1,2]	422,312
312,602	Credit Suisse First Boston Mortgage Securities Corp. 6.091%, 6/25/2032[1,2]	159,910
1,917,136	GSR Mortgage Loan Trust 2004-7 2.739%, 6/25/2034[1,2]	1,833,801
401,454	HomeBanc Mortgage Trust 2004-1 1.882%, 8/25/2029[1,2]	200,979
1,060,178	JP Morgan Mortgage Trust 2004-A3 3.000%, 6/25/2034[1,2]	924,088
885,591	MASTR Adjustable Rate Mortgages Trust 2003-2 3.112%, 8/25/2033[1,2]	789,558
1,022,520	MASTR Adjustable Rate Mortgages Trust 2004-13 3.064%, 12/21/2034[1,2]	870,386
196,419	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B 3.382%, 5/25/2029[1,2]	168,829
266,201	MortgageIT Trust 2005-2 2.407%, 5/25/2035[1,2]	255,197
871,776	New Residential Mortgage Loan Trust 2014-1 6.043%, 1/25/2054[1,2,3]	877,121
810,899	New York Mortgage Trust 2005-1 1.732%, 4/25/2035[1,2]	756,203
252,974	Prime Mortgage Trust 2003-1 5.500%, 6/25/2033[1,2]	40,149
768,615	Prime Mortgage Trust 2005-2 4.831%, 10/25/2032[1,2]	701,196
119,830	Provident Funding Mortgage Loan Trust 2004-1 3.159%, 4/25/2034[1,2]	98,572

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$281,613	Residential Asset Securitization Trust 2003-A15 5.572%, 2/25/2034[1,2]	$278,227
33,967	Sequoia Mortgage Trust 2005-4 3.040%, 4/20/2035[1,2]	33,956
167,030	Structured Asset Sec Corp. Mort Pas Thr Cert Ser 2002 5A 3.251%, 4/25/2032[1,2]	167,396
117,469	Structured Asset Sec Corp. Mort Pass Thru Cer Ser 2003-17A 2.634%, 5/25/2033[1,2]	2
47,313	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 3.365%, 3/25/2033[1,2]	41,937
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003 26A
204,551	2.284%, 9/25/2033[1,2]	190,562
36,563	2.714%, 9/25/2033[1,2]	10,395
553,099	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 3.220%, 6/25/2033[1,2]	318,879
48,698	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 2.634%, 11/25/2033[1,2]	7,466
461,293	Thornburg Mortgage Securities Trust 2003-2 2.107%, 4/25/2043[1,2]	456,076
197,152	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust 3.002%, 1/25/2033[1,2]	159,297
	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust
20,295	5.250%, 1/25/2018[1]	19,916
11,432	5.250%, 1/25/2018[1,3]	8,598
316,132	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 2.902%, 6/25/2033[1,2]	292,820
432,239	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-AR3 Trust 3.006%, 12/25/2032[1,2]	350,593
331,270	Wells Fargo Mortgage Backed Securities 2003-J Trust 3.009%, 10/25/2033[1,2]	222,608
505,499	Wells Fargo Mortgage Backed Securities 2003-K Trust 2.910%, 11/25/2033[1,2]	412,952
417,883	Wells Fargo Mortgage Backed Securities 2003-O Trust 2.889%, 1/25/2034[1,2]	125,496
63,211	Wells Fargo Mortgage Backed Securities 2004-D Trust 3.007%, 5/25/2034[1,2]	43,917
446,327	Wells Fargo Mortgage Backed Securities 2004-H Trust 3.052%, 6/25/2034[1,2]	449,554
647,211	Wells Fargo Mortgage Backed Securities 2004-J Trust 3.076%, 7/25/2034[1,2]	591,482

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$242,831	Wells Fargo Mortgage Backed Securities 2004-L Trust 3.069%, 7/25/2034[1,2]	$158,854

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,090,535)	29,710,999

	CORPORATE BONDS – 0.0%
	FINANCIALS – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[2,4,5,6]	—

	TOTAL FINANCIALS (Cost $6,456)	—

	TOTAL CORPORATE BONDS (Cost $6,456)	—

Number of Shares

	SHORT-TERM INVESTMENTS – 7.1%
250,774	Fidelity Institutional Government Portfolio, 0.55%[7]	250,774
5,409,839	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.60%	5,409,839

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,660,613)	5,660,613

	TOTAL INVESTMENTS – 101.4% (Cost $77,285,852)	80,791,970
	Liabilities in Excess of Other Assets – (1.4)%	(1,112,605)

	TOTAL NET ASSETS – 100.0%	$79,679,365

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $37,919,003.

[4]	Interest-only security.
[5]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets.
[6]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[7]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund’s Class A, Class C, and Institutional Class shares commenced investment operations on December 31, 2015.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Short Sales
The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At March 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$77,285,852

Gross unrealized appreciation	$5,157,263
Gross unrealized depreciation	(1,651,145)

Net unrealized appreciation on investments	$3,506,118

Note 4 – Fair Value Measurements and Disclosure
FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$44,287,928	$-	$44,287,928
Collateralized Mortgage Obligations	-	30,843,429	-	30,843,429
Short-Term Investments	5,660,613	-	-	5,660,613
Total Assets	$5,660,613	$75,131,357	$-	$80,791,970

*	The Fund held a Level 3 security valued at zero at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	05/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/17